Organization, Consolidation and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Aug. 23, 2019 shares
Organization, Consolidation and Principal Activities
Percentage of fees based on Net profit	100.00%
Property and equipment, net	¥ 11,450	$ 1,660	¥ 14,914
Beijing Quhuo Information Technology Co Ltd WFOE [Member] | Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Organization, Consolidation and Principal Activities
Percentage of ownership	100.00%	100.00%
VIE
Organization, Consolidation and Principal Activities
Ordinary shares issued				24,475,310
Property and equipment, net	¥ 11,251	$ 1,631	¥ 14,633
VIE | Asset Pledged as Collateral [Member] | Nonrecourse [Member]
Organization, Consolidation and Principal Activities
Accounts and Other Receivables, Net, Current | ¥	¥ 104,561
VIE | Series A Redeemable Convertible Preferred Shares [Member]
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				1,335,370
VIE | Series B Redeemable Convertible Preferred Shares [Member]
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				9,500,030
VIE | Series C One Redeemable Convertible Preferred Shares [Member]
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				5,107,720
VIE | Series C Two Redeemable Convertible Preferred Shares [Member]
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				2,377,370
VIE | Series D redeemable convertible preferred shares [member]
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				5,810,610
Share-Based Payment Arrangement, Option
Organization, Consolidation and Principal Activities
Ordinary shares issued				9,502,550